Concentrations (Details Textual) - Customers	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer Concentration Risk I | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	16.00%	44.00%
Number of major customers	2	2	2
Customer Concentration Risk I | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%
Number of major customers			2
Customer Concentration Risk II | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	13.00%
Number of major customers	2	2
Supplier Concentration Risk I | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	31.00%	40.00%
Number of major customers	1	2	2
Supplier Concentration Risk I | Discontinued Operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			23.00%
Number of major customers			2
Supplier Concentration Risk II | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		17.00%
Number of major customers		2